Board remuneration (Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company) (Details) (Supervisory Board [Member], EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 276		€ 288		€ 321
J.C. Lobbezoo [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	70		61		53
J.M.R. Danneels [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50		50		50
H.W. Kreutzer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	53		51		50
M.C.J. van Pernis [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	53		51		50
U.H.R. Schumacher [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	50		50		50
G.J. Kramer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Supervisory board remuneration	€ 0	[1]	€ 25	[1]	€ 68	[1]

[1]	Mr Kramer resigned from the Supervisory Board on May 16, 2013.